International Equity Index Fund Investment Risks - International Equity Index Fund	Dec. 31, 2025
Controlling Voting Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Depositary Receipts Risk: Investments in depositary receipts (including ADRs, European Depositary Receipts and GDRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
Faith-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Financial Services Sector Risk: Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions and interest rates, credit rating downgrades and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financial services sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Geographic Concentration Risk: Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
Index Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
Japan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Japan Risk: The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund.
Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund's investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.